May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control—EDGAR

RE:	RiverSource Variable Account 10 (“Registrant”)

RiverSource Retirement Group Annuity Contract II

File Nos. 333-177381/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant’s Post-Effective Amendment No. 4 filed on April 25, 2016 and Post-Effective Amendment No. 5 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford

Timothy D. Crawford

Assistant General Counsel and

Assistant Secretary